Revenue from Contracts with Customers - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	₩ 13,692
Transaction price allocated to unsatisfied performance obligations	₩ 13,579	₩ 13,793	₩ 10,846
Within a year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	99.30%
Transaction price allocated to unsatisfied performance obligations	₩ 13,481
More than one year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	0.70%
Transaction price allocated to unsatisfied performance obligations	₩ 98